Provisions for Legal Proceedings	12 Months Ended
Dec. 31, 2023
Provisions for Legal Proceedings [Abstract]
Provisions for legal proceedings

19 Provisions for legal proceedings

The preparation of these consolidated financial statements requires Management to make estimates and assumptions regarding civil, labor and tax matters which affect the valuation of assets and liabilities at the reporting date, as well as the revenues and expenses during the reported period. Due to the uncertain nature of Brazilian tax legislation, the assessment of potential tax liabilities requires significant judgment from the Management and the outcome may differ when liabilities are realized.

The Group is subject to lawsuits, investigations and other claims related to employment, environmental, product, taxes and other matters. Management is required to assess the likelihood of any adverse judgments or outcomes, as well as the amount of probable losses, for these matters.

Provisions are recognized when losses are considered probable and the amount can be reliably measured. No provision is recognized if the risk of loss is assessed to be reasonably possible but not probable. Reasonably possible losses are disclosed in the notes to these financial statements. If the risk of loss is assessed as remote, no provision or disclosure is made.

The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for these deemed probable based on estimated costs determined by management as follow:

	December 31, 2023	December 31, 2022

Labor	108,004	99,270
Civil	270,989	222,800
Tax and Social Security	134,400	105,420
Total	513,393	427,490

Breakdown:
	December 31, 2023	December 31, 2022
Current liabilities	197,440	174,240
Non-current liabilities	315,953	253,250
	513,393	427,490

Changes in provisions:

	Balance at January 1, 2023	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2023
Labor	99,270	60,835	(69,450)	9,654	7,695	108,004
Civil	222,800	143,009	(114,340)	14,992	4,528	270,989
Tax and social security	105,420	4,773	(704)	16,227	8,684	134,400
Total	427,490	208,617	(184,494)	40,873	20,907	513,393

	Balance at January 1, 2022	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2022
Labor	96,551	47,771	(61,399)	9,622	6,725	99,270
Civil	281,135	106,831	(172,299)	4,329	2,804	222,800
Tax and social security	100,379	(9,383)	(3,018)	10,540	6,902	105,420
Total	478,065	145,219	(236,716)	24,491	16,431	427,490

	Balance at January 1, 2021	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at December 31, 2021
Labor	128,050	62,926	(91,134)	4,974	(8,265)	96,551
Civil	265,955	760,767	(729,084)	6,150	(22,653)	281,135
Tax and social security	88,084	15,485	(2,304)	4,139	(5,025)	100,379
Total	482,089	839,178	(822,522)	15,263	(35,943)	478,065

Brazil

Corporate Lawsuits

Profits earned by foreign subsidiaries

Starting from 2016, the Brazilian tax authorities issued some assessments to JBS S.A. from charges related to profits earned abroad., which allegedly should be included in the income tax calculation basis, disallowance of amounts paid by foreign subsidiaries, on the grounds that they could not been used for compensation purposes, as well as for disallowance of goodwill. These charges also involve a fine plus interest. JBS S.A. clarifies that the most significant amount relates to the collection of profits abroad refers to the items that have been required by the inspection for the purpose of consolidating the results abroad of its direct or indirect investees, being certain that JBS S.A. disagrees with the criteria being applied by the inspection. JBS S.A. filed administrative objections that are awaiting judgment. Management understands that, considering historical values related to the dates of the assessments, for US$144,575, there are remote chances of loss and for the amount of US$2.3 billion there are possible chances of loss.

Decision on matters 881 and 885 by the Federal Supreme Court:

As of February 8, 2023, the Brazilian Supreme Court (Supremo Tribunal Federal - STF) has assessed the matters 881 – Extraordinary Resources nº 949.297 and 885 – Extraordinary Resources nº 955.227 and unanimously ruled that a previous final decision favorable to companies regarding taxes paid on a continuous basis will lose its effect in case the STF subsequently decides otherwise. The Group also evaluated with the assistance of its legal advisors the matters of this decision, which covers social contribution (CSLL) and informs that it regularly collects the contribution. The Group also evaluated other taxes that fit the definition contained in the decision and there are no cases with a final and unappealable decision in favor of the Group and which have an unfavorable decision in the STF. Therefore, no provision was recognized.

United States

JBS USA Food Company

Litigation

Between June 28, 2018 and July 23, 2018, a series of purported class action lawsuits were filed against Group, a number of other pork producers, and Agri Stats, Inc. in the U.S. District Court for the District of Minnesota (“Minnesota Court”) on behalf of direct and indirect purchasers of pork alleging violations of federal and state antitrust, unfair competition, unjust enrichment, deceptive trade practice, and consumer protection laws, which were consolidated and styled as In re Pork Antitrust Litigation, Case No. 0:18-cv-01776 (“Pork Antitrust Litigation”). The Group has entered into agreements to settle all claims made by the three certified classes, for an aggregate total of US$57,3 million, each of which has received final approval from the Minnesota Court. The Group continues to defend itself against the direct-action plaintiffs as well as parties that have opted out of the class settlements (collectively, the “Pork Opt Outs”). The Group will seek reasonable settlements where they are available. To date, Group has recognized US$80,7 million to cover negotiated settlements with various Pork Opt Outs. Group recognized these settlement expenses within selling, general and administrative expenses in the Consolidated Statement of Income.

Between April 23, 2019 and June 18, 2020, a series of purported class action lawsuits were filed against JBS USA, Swift Beef Company, JBS Packerland, Inc., JBS S.A., and certain other beef processors in Minnesota Court, each alleging, among other things, violations of the Sherman Antitrust Act, which were coordinated in the Minnesota Court for pre-trial purposes and styled as In re Cattle and Beef Antitrust Litigation, Case No. 0:20-cv-1319 (“Beef Antitrust Litigation”). Between February 18, 2022 and March 24, 2022, two purported class action lawsuits were filed in Canada against JBS USA, Swift Beef Company, JBS Packerland, Inc., JBS Food Canada ULC (“JBS Canada”), and a number of other beef processors alleging similar claims to those in the Beef Antitrust Litigation. The Group has settled with two of the purported classes in the Beef Antitrust Litigation, for an aggregate total of US$77,0 million, each of which has received final approval from the Minnesota Court. Group and its affiliates continue to defend against the remaining classes, direct-action plaintiffs as well as parties that have opted out of the class settlements (collectively, the “Beef Opt Outs”). The Group will seek reasonable settlements where they are available. To date, Group has accrued US$21,4 million to cover negotiated settlements with various Beef Opt Outs. Group recognized these settlement expenses within selling, general and administrative expenses in the Consolidated Statement of Income.

On November 11, 2022, a purported class action lawsuit was filed against Group and a number of other meatpackers as well as Webber, Meng, Sahl & Company and Agri Stats, Inc. in the U.S. District Court for the District of Colorado (“Colorado Court”). The plaintiffs allege that the defendants conspired to fix and depress the compensation paid to pork and beef plant workers in violation of the Sherman Act and seek damages from January 1, 2014 to the present. Group agreed to settle all claims made by the purported class for US$55,0 million, though the agreement is still subject to approval by the Colorado Court. The Group reached a settlement to resolve the claims for a total amount of US$55,0 million. In March 2024, the settlement was finalized and approved by the Colorado Court.

U.S. State Matters

On June 29, 2021 and October 25, 2021, the Attorneys General of New Mexico and Alaska, respectively, filed complaints against Group based on allegations similar to those asserted in the Pork Antitrust Litigation. Group has answered both of the complaints and continues to litigate.

US Federal Matters

On December 23, 2020 and October 29, 2021, Group received civil investigative demands (“CIDs”) from the U.S. Department of Justice (“DOJ”) related to the fed cattle and beef packing industry. The Group cooperated with the DOJ in producing documents and information pursuant to the CIDs. The Attorneys General for multiple states participated in the investigation and coordinated with the DOJ.

Tax Claims and Proceedings

During 2017, the Australian Tax Office (“ATO”) opened a review of JBS Australia Pty. Ltd. for income tax years 2015 through 2017 in connection with a corporate reorganization. On September 30, 2020, the ATO issued a tax assessment for income tax year 2015 for an immaterial amount while it continues to investigate tax years 2016 and 2017. No expenses has been recorded for the amounts considered in the assessment at this time.

PPC

U.S. Litigation

Between September 2, 2016 and October 13, 2016, a series of federal class action lawsuits were filed with the U.S. District Court for the Northern District of Illinois (“Illinois Court”) against PPC and other defendants by and on behalf of direct and indirect purchasers of broiler chickens alleging violations of antitrust and unfair competition laws and styled as In re Broiler Chicken Antitrust Litigation, Case No. 1:16-cv-08637 (“Broiler Antitrust Litigation”). The complaints seek, among other relief, treble damages for an alleged conspiracy among defendants to reduce output and increase prices of broiler chickens from the period of January 2008 to the present. PPC has entered into agreements to settle all claims made by the three certified classes, for an aggregate total of US$195,5 million, each of which has received final approval from the Illinois Court. PPC continues to defend itself against the direct-action plaintiffs as well as parties that have opted out of the class settlements (collectively, the “Broiler Opt Outs”). PPC will seek reasonable settlements where they are available. To date, Group has recognized an expense of US$537,4 million to cover settlements with various Broiler Opt Outs. The Group recognizes these settlement expenses within selling, general and administrative expense in the Consolidated Statements of Income.

Between August 30, 2019 and October 16, 2019, a series of purported class action lawsuits were filed in the U.S. District Court for the District of Maryland (“Maryland Court”) against PPC and a number of other chicken producers, as well as Webber, Meng, Sahl & Company and Agri Stats, styled as Jien, et al. v. Perdue Farms, Inc., et al., No. 19-cv-02521. The plaintiffs allege that the defendants conspired to fix and depress the compensation paid to Poultry Workers Class in violation of the Sherman Antitrust Act. PPC entered into an agreement to settle all claims made by the consolidated purported class for US$29,0 million, though the agreement is still subject to final approval by the Maryland Court. The Group recognizes these settlement expenses within selling, general and administrative expense in the Consolidated Statements of Income.

On January 27, 2017, a purported class action on behalf of broiler chicken farmers was brought against PPC and other chicken producers in the U.S. District Court for the Eastern District of Oklahoma (the “Oklahoma Court”) alleging, among other things, a conspiracy to reduce competition for grower services and depress the price paid to growers, which was consolidated with several subsequently filed consolidated amended class action complaints and styled as In re Broiler Chicken Grower Litigation, Case No. CIV-17-033. The Group, therefore continues to litigate against the putative class plaintiffs.

On October 20, 2016, Patrick Hogan, acting on behalf of himself and a putative class of certain PPC stockholders, filed a class action complaint in the U.S. District Court for the District of Colorado (“Colorado Court”) against PPC and its named executive officers styled as Hogan v. Pilgrim’s Pride Corporation, et al., No. 16-CV-02611 (“Hogan Litigation”). The complaint alleges, among other things, that PPC’s Securities and Exchange Commission filings contained statements that were rendered materially false and misleading.The Group continues to litigate against the putative class plaintiffs.

U.S. State Matters

From February 21, 2017 through May 4, 2021, the Attorneys General for multiple U.S. states have issued civil investigative demands (“CIDs”). The CIDs request, among other things, data and information related to the acquisition and processing of broiler chickens and the sale of chicken products. The Group is cooperating with the Attorneys General in these states in producing documents pursuant to the CIDs.

On September 1, 2020, February 22, 2021, and October 28, 2021, the Attorneys General in New Mexico (State of New Mexico v. Koch Foods, et al., D-101-CV-2020-01891), Alaska (State of Alaska v. Agri Stats, Inc., et al., 3AN-21-04632), and Washington (State of Washington v. Tyson Foods Inc., et al., 21-2-14174-5), respectively, filed complaints against PPC and others based on allegations similar to those asserted in the Broiler Antitrust Litigation. The Group will seek reasonable settlements where they are available. To date, the group has recognized an expense of US$11 million to cover settlements with these states. The Group recognizes these settlement expenses in selling, general and administrative expense in the Consolidated Statements of Income.

U.S. Federal Matters

On February 9, 2022, PPC learned that the DOJ opened a civil investigation into human resources antitrust matters, and on October 6, 2022, PPC learned that the DOJ opened a civil investigation into grower contracts and payment practices and on October 2, 2023, received a CID requesting information from PPC. The Group is cooperating with the DOJ in its investigations and CID. The DOJ has informed Group that it is likely to file a civil complaint pursuant to at least one of these investigations.

Mexico Tax Claims and Proceedings

During 2014 and 2015, the Mexican Tax Administration Service (“SAT”) opened a review of PPC Mexico with regard to tax years 2009 and 2010. In both instances, the SAT claims that controlled company status did not exist for certain subsidiaries because PPC Mexico did not own 50% of the shares in voting rights of Incubadora Hidalgo, S. de R.L de C.V. and Comercializadora de Carnes de México S. de R.L de C.V. (both in 2009) and Pilgrim’s Pride, S. de R.L. de C.V. (in 2010). PPC Mexico appealed the opinion, and on January 31, 2023, the appeal as to tax year 2009 was dismissed by the Mexico Supreme Court. Accordingly, PPC paid US$25,9 million for tax year 2009. The opinion for tax year 2010 is still under appeal. The group has recorded a tax provision of US$17,2 million in connection therewith.

On May 12, 2022, the SAT issued tax assessments against Pilgrim’s Pride, S. de R.L. de C.V. and Provemex Holdings, LLC in connection with PPC’s acquisition of Tyson de México. Following the acquisition, PPC re-domiciled Provemex Holdings, LLC from the U.S. to Mexico. The tax authorities claim that Provemex Holdings, LLC was a Mexican entity at the time of the acquisition and, as a result, was obligated to pay taxes on the sale. The Mexican subsidiaries of PPC filed a petition to nullify these assessments, which is still pending. Amounts under appeal are approximately US$287,1 million for each of the two tax assessments. No loss has been recorded for these amounts at this time.

Other proceedings with possible outcome

As of December 31, 2023, the Group has other ongoing proceedings in the amount of US$3.14 billion (US$2.91 billion as of December 31, 2022) which refer to civil, tax and labor proceedings whose loss potential, with the assistance of its legal advisors, is possible, for which management has not recognized a provision.